Segment Information - Disclosure of detailed information of non-current assets by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of geographical areas [line items]
Non-current assets	$ 3,752,640	$ 3,925,234	$ 4,232,148
Norway
Disclosure of geographical areas [line items]
Non-current assets	2,017,897	1,965,135	2,033,471
Brazil
Disclosure of geographical areas [line items]
Non-current assets	829,206	957,107	1,035,040
Netherlands
Disclosure of geographical areas [line items]
Non-current assets	288,823	323,920	339,048
Canada
Disclosure of geographical areas [line items]
Non-current assets	355,497	363,527	366,875
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	172,374	205,598	339,284
Australia
Disclosure of geographical areas [line items]
Non-current assets		14,687	16,190
Other
Disclosure of geographical areas [line items]
Non-current assets	88,843	95,260	102,240
Operating segments | FPSO Segment
Disclosure of geographical areas [line items]
Non-current assets	1,115,860	1,387,311	1,611,010
Operating segments | FPSO Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	560,469	765,980	863,122
Operating segments | FPSO Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	443,559	502,084	517,393
Operating segments | FPSO Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | FPSO Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | FPSO Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	111,832	119,247	230,495
Operating segments | FPSO Segment | Australia
Disclosure of geographical areas [line items]
Non-current assets		0	0
Operating segments | FPSO Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Non-current assets	2,037,896	1,815,462	1,787,362
Operating segments | Shuttle Tanker Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	1,203,857	882,811	767,751
Operating segments | Shuttle Tanker Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	385,647	455,023	517,647
Operating segments | Shuttle Tanker Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | Shuttle Tanker Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	355,497	363,527	366,875
Operating segments | Shuttle Tanker Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	60,542	81,349	101,389
Operating segments | Shuttle Tanker Segment | Australia
Disclosure of geographical areas [line items]
Non-current assets		0	0
Operating segments | Shuttle Tanker Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	32,353	32,752	33,700
Operating segments | FSO Segment
Disclosure of geographical areas [line items]
Non-current assets	213,711	318,257	357,382
Operating segments | FSO Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	157,221	236,060	265,252
Operating segments | FSO Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | FSO Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | FSO Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | FSO Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0	5,002	7,400
Operating segments | FSO Segment | Australia
Disclosure of geographical areas [line items]
Non-current assets		14,687	16,190
Operating segments | FSO Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	56,490	62,508	68,540
Operating segments | UMS Segment
Disclosure of geographical areas [line items]
Non-current assets	59,798	79,276	137,168
Operating segments | UMS Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	59,798	79,276	137,168
Operating segments | UMS Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | UMS Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | UMS Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | UMS Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | UMS Segment | Australia
Disclosure of geographical areas [line items]
Non-current assets		0	0
Operating segments | UMS Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | Towage Segment
Disclosure of geographical areas [line items]
Non-current assets	288,823	323,920	339,048
Operating segments | Towage Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | Towage Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | Towage Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	288,823	323,920	339,048
Operating segments | Towage Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | Towage Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Operating segments | Towage Segment | Australia
Disclosure of geographical areas [line items]
Non-current assets		0	0
Operating segments | Towage Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Corporate/Other
Disclosure of geographical areas [line items]
Non-current assets	36,552	1,008	178
Corporate/Other | Norway
Disclosure of geographical areas [line items]
Non-current assets	36,552	1,008	178
Corporate/Other | Brazil
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Corporate/Other | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Corporate/Other | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Corporate/Other | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0	0	0
Corporate/Other | Australia
Disclosure of geographical areas [line items]
Non-current assets		0	0
Corporate/Other | Other
Disclosure of geographical areas [line items]
Non-current assets	$ 0	$ 0	$ 0